Related party transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Leases balances
Right-of-use asset	€ 4,264,007		€ 4,325,115
Lease Agreements
Lease Transactions
Depreciation	15,979	€ 13,004
Interest expense	1,528	1,397
Lease expense	890	3,207
Leases balances
Right-of-use asset	144,415		122,215
Lease liability	146,031		122,946
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	6,033	3,620
Interest expense	556	342
Lease expense	627	2,815
Leases balances
Right-of-use asset	60,932		30,336
Lease liability	61,397		30,820
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation	9,946	9,384
Interest expense	972	1,055
Lease expense	263	€ 392
Leases balances
Right-of-use asset	83,483		91,879
Lease liability	€ 84,634		€ 92,126